Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity International Index Fund
Apr. 29, 2025
Fidelity International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.71%
Past 5 years	4.87%
Past 10 years	5.38%
Fidelity International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.97%
Past 5 years	4.26%
Past 10 years	4.78%
Fidelity International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.80%
Past 5 years	3.81%
Past 10 years	4.28%
MS001
Average Annual Return:
Past 1 year	4.07%
Past 5 years	4.95%
Past 10 years	5.41%